Commitments and Contingencies (Details) $ in Thousands, T in Millions		12 Months Ended
	Sep. 08, 2020 USD ($)	Dec. 31, 2020 USD ($) operating_lease T
Unrecorded Unconditional Purchase Obligation [Line Items]
Mootness fee paid	$ 100
Royalty payment, percentage of net profit		4.00%
Royalty payment, annual advance		$ 120
Royalty payment, additional incremental payment		$ 120
Royalty payment, annual tons mined threshold | T		5.0
Royalty payment, maximum lease payments		$ 7,600
Payments to acquire royalty interests in mining properties		2,700
Other assets, noncurrent
Unrecorded Unconditional Purchase Obligation [Line Items]
Payments to acquire royalty interests in mining properties		400
Inventories
Unrecorded Unconditional Purchase Obligation [Line Items]
Unrecorded unconditional purchase obligation		$ 2,500
Unrecorded unconditional purchase obligation, term		2 years
Unrecorded unconditional purchase obligation, purchases		$ 800
Mobile mining equipment
Unrecorded Unconditional Purchase Obligation [Line Items]
Operating lease, number of leases | operating_lease		2
Operating lease, remaining lease payments		$ 4,800
Office space and corporate housing
Unrecorded Unconditional Purchase Obligation [Line Items]
Operating lease, annual rent expense		$ 200